Borrowings and derivative financial instrument - Fair Value (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Discount rate	9.55%	10.74%	10.52%
Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 29,061	R 18,949	R 17,379
Level 1 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	20,327	18,949
Level 1 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 1 | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	8,734	0
Level 1 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities			17,379
Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	7,471	0
Level 2 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 2 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 2 | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	7,471
Level 2 | US$ Convertible bond | Amortised cost
Disclosure of fair value measurement of liabilities [line items]
Liabilities	8,231
Level 2 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities			0
Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,235	2,509	2,245
Level 3 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 3 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,235	2,509	2,245
Level 3 | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 3 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities			0
Carrying value
Disclosure of fair value measurement of liabilities [line items]
Liabilities	32,535	32,571	22,680
Carrying value | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	22,354	22,042
Carrying value | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,260	2,991	2,540
Carrying value | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 7,921	R 7,538
Carrying value | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities			R 20,140